Inventories (Tables)	12 Months Ended
Mar. 28, 2015
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories are summarized as follows:

	As of
	March 28, 2015	March 29, 2014
	(In thousands)
Raw materials	$5,587	$3,914
Work in progress	84	541
Retail inventories and manufactured finished goods	130,068	140,189

	$135,739	$144,644

Continuity of Obsolescence Reserve for Inventory

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 31, 2012	$4,680
Additional charges	1,304
Deductions	(2,427)

Balance March 30, 2013	3,557
Additional charges	1,214
Deductions	(2,257)

Balance March 29, 2014	2,514
Additional charges	1,545
Deductions	(1,313)

Balance March 28, 2015	$2,746